INVESTMENTS (Schedule of Investment) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2013 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2014 Investment in an affiliated company under equity method [Member] CNY	Jul. 31, 2014 Investment in an affiliated company under equity method [Member] CNY	Dec. 31, 2013 Investment in an affiliated company under equity method [Member] CNY	Dec. 31, 2014 Investment in an affiliated company under cost method [Member] CNY	Nov. 30, 2014 Investment in an affiliated company under cost method [Member] CNY	Dec. 31, 2013 Investment in an affiliated company under cost method [Member] CNY
Schedule of Investment [Line items]
Investments	$ 1,887	11,709	5,833	5,509	5,833	200	200	0	6,000	6,000	0